UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)

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                           One Bryant Park, 28th Floor
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

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ITEM 1.  SCHEDULE OF INVESTMENTS

On April 1, 2009, pursuant to the approval by members ("Members") of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") of the proposed reorganization of the Fund into Excelsior Directional Hedge Fund of Funds (TI), LLC at the special meeting of Members held on December 18, 2008, all of the assets of the Fund were transferred to the Excelsior Fund (except for the Fund's cash, which was transferred, net of the Fund's liabilities not assumed by the Excelsior Fund, on May 30, 2009).

As of June 30, 2009, the Fund held $2,000 cash in an escrow account, and no investments. The Fund filed, on July 23, 2009, an Application for Deregistration as an investment company on Form N-8F, which contains more information about the winding up of the Fund's affairs.

ITEM 2.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as Exhibit I and Exhibit II herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*                   /s/ David Bailin
                                            -----------------------------------
                                            David Bailin, President
                                            (Principal Executive Officer)
Date: August 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ David Bailin
                                            -----------------------------------
                                            David Bailin, President
                                            (Principal Executive Officer)


Date: August 25, 2009


By (Signature and Title)*                   /s/ Steven L. Suss
                                            -----------------------------------
                                            Steven L. Suss, Treasurer
                                            and Senior Vice President
                                            (Principal Financial Officer)
Date: August 25, 2009


* Print the name and title of each signing officer under his or her signature.